Earnings per share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

	Six months ended June 30,
	2016	2017
	US$	US$
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - basic and diluted	32,644,969	16,538,924
Denominator:
Number of shares outstanding, basic	134,617,909	128,317,210
Stock options	859,813	1,816,284
Weighted average number of RSU Stocks	3,507,210	1,423,997

Number of shares outstanding-diluted	138,984,932	131,557,491

Basic earnings per share	0.24	0.13
Diluted earnings per share	0.23	0.13